Earnings Per Share - Additional Information (Detail)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
The number of dilutive shares excluded from calculation of basic earnings per share resulting from the anti-dilutive effect for stock options	462,977	375,285